Intangible Assets - Changes in intangible assets and goodwill with indefinite useful lives (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of the changes in intangible assets
Balance at beginning of the period	$ 35,886,434
Balance at end of the period	43,063,516	$ 35,886,434
Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067	15,719,572
Transfers and reclassifications		(553,505)
Balance at end of the period	15,166,067	15,166,067
Goodwill
Analysis of the changes in intangible assets
Balance at beginning of the period	14,112,626	14,112,626
Balance at end of the period	14,113,626	14,112,626
Intangible Assets with Indefinite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	29,893,840
Balance at end of the period	29,759,102	29,893,840
Intangible Assets with Indefinite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	615,147
Balance at end of the period	479,409	615,147
Intangible Assets with Indefinite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067
Balance at end of the period	15,166,067	15,166,067
Intangible Assets with Indefinite Useful Lives | Goodwill
Analysis of the changes in intangible assets
Balance at beginning of the period	14,112,626
Balance at end of the period	14,113,626	14,112,626
Cost
Analysis of the changes in intangible assets
Balance at beginning of the period	49,953,887
Balance at end of the period	60,148,559	49,953,887
Cost | Intangible Assets with Indefinite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	29,893,840	30,608,470
Additions	1,000
Retirements		(71,157)
Impairment adjustments	(135,750)	(89,597)
Transfers and reclassifications		(553,505)
Effect of translation	12	(371)
Balance at end of the period	29,759,102	29,893,840
Cost | Intangible Assets with Indefinite Useful Lives | Trademarks
Analysis of the changes in intangible assets
Balance at beginning of the period	615,147	776,272
Retirements		(71,157)
Impairment adjustments	(135,750)	(89,597)
Effect of translation	12	(371)
Balance at end of the period	479,409	615,147
Cost | Intangible Assets with Indefinite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067	15,719,572
Transfers and reclassifications		(553,505)
Balance at end of the period	15,166,067	15,166,067
Cost | Intangible Assets with Indefinite Useful Lives | Goodwill
Analysis of the changes in intangible assets
Balance at beginning of the period	14,112,626	14,112,626
Additions	1,000
Balance at end of the period	$ 14,113,626	$ 14,112,626